Income (expense) from investments	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Expense From Investments [Abstract]
Disclosure Of Income Expense From Investments [Text Block]
31 Income (expense) from investments
Share of profit (loss) of equity-accounted investments
More information is provided in note 14 — Investments.
Share of profit or loss of equity accounted investments by segment is disclosed in note
35
 — Segment information and information by geographical area.

Other gain (loss) from investments
(€ million)	2018	2017	2016
Dividends	231	205	143
Net gain (loss) on disposals	22	163	(14)
Other net income (expense)	910	(33)	(183)
	1,163	335	(54)

Dividend income related to Nigeria LNG Ltd for
€
187

million and to Saudi European Petrochemical Co for
€
35

million (similarly in the comparative periods).

Other net income included the gain of  €889 million deriving from the business combination between Eni Norge AS and Point Resources AS, fully-owned respectively by Eni and HitecVision AS, with the establishment of the joint venture Vår Energi AS, jointly controlled by the two shareholders (Eni’s interest 69.60%) and was determined as difference between the carrying amount of the equity investment, corresponding to the fair value of the combined net assets, and the book value of the divested net assets. In the comparative periods the expenses referred to the impairments of joint ventures and associates.